SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2022
SHAREHOLDERS' EQUITY [Abstract]
Authorized, Issued and Outstanding Common Shares Roll-forward
Authorized, issued and outstanding common shares roll-forward is as follows:

	Authorized Shares	Issued and Outstanding Shares	Common Stock
Balance as of December 31, 2021	360,000,000	183,694,196	1,836
$60 million 2021 ATM offering	-	10,764,990	108
$60 million 2022 ATM offering	-	8,213,676	82
Balance as of June 30, 2022	360,000,000	202,672,862	2,026